                              SELECT 50 PORTFOLIO


                         THE ENDEAVOR VARIABLE ANNUITY
                                   ISSUED BY
                           PFL LIFE INSURANCE COMPANY

                       Supplement Dated January 28, 1998
                                     To The
                          Prospectus Dated May 1, 1997

     The Select 50 Portfolio has been added as an additional investment option under the Endeavor Variable Annuity. This prospectus supplement provides very limited information about this new investment option. A separate prospectus that accompanies this supplement provides more complete information about the Select 50 Portfolio. The information in this supplement is qualified in its entirety by the additional information in the prospectus for the Select 50 Portfolio and by the information in the prospectus for the Endeavor Variable Annuity.

     The Select 50 Portfolio seeks capital appreciation by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the Portfolio's Adviser selects ten equity securities based on the potential for capital appreciation. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS OBJECTIVE. Read the Portfolio's prospectus carefully before investing.

     The table on the following page summarizes the charges and deductions that may be applicable to an investment in the Select 50 Portfolio through the Mutual Fund Account of the Endeavor Variable Annuity. These charges and deductions are explained in the prospectus for the Endeavor Variable Annuity and the prospectus for the Select 50 Portfolio. This table does not include any premium taxes that may be applicable.



                 THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                     BY THE
         PROSPECTUS FOR THE ENDEAVOR VARIABLE ANNUITY DATED MAY 1, 1997
                                   AND BY THE
         PROSPECTUS FOR THE SELECT 50 PORTFOLIO DATED JANUARY 28, 1998

                                   FEE TABLE

                                                                      MUTUAL FUND ACCOUNT ANNUAL EXPENSES
POLICY OWNER TRANSACTION EXPENSES/(1)/                                (AS A PERCENTAGE OF ACCOUNT VALUE)
Sales Load On Purchase Payments                  0                    Mortality and Expense Risk Fees/(3)/        1.25%

Maximum Surrender Charge                                              Administrative Charge                       0.15%
(as a % of Premium Payments Surrendered)/(2)/    7%
                                                                      Distribution Financing Charge               0.15%
Surrender Fees                                   0                                                                -----
                                                                      TOTAL MUTUAL FUND ACCOUNT
Annual Service Charge/(1)/                     $35                    ANNUAL EXPENSES                             1.55%

Transfer Fee/(1)/
  First 12 Transfers Per Year:  No Fee
  More than 12 in One Year:     Currently No Fee

SELECT 50 PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets and after expense reimbursements)

                         Management     Other      Rule 12b-1   Total Portfolio
                            Fees       Expenses       Fees      Annual Expenses
                         ----------   ----------   ----------   ---------------
ENDEAVOR SERIES TRUST
Select 50 /(4)/             1.10%        0.40%          -            1.50%



/(1)/ The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account and the Fixed Account. The Service Charge applies to both the Fixed Account and the Mutual Fund Account, and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 56.)

/(2)/ The Surrender Charge is decreased based on the number of years since the premium payment date in which the withdrawal is made, from 7% in the first year in which the Premium Payment was made to 0% in the eighth year after the Premium Payment was made.

/(3)/ The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
      Compounding Death Benefit and the Annual Step Up Death Benefit. The corresponding Fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 49.)

/(4)/ The Select 50 Portfolio is expected to commence operations on or about the date of this Prospectus. The expenses shown are annualized estimates of expenses for 1998. The Manager has agreed to limit the Portfolio's total operating expenses for the first year of operations to an annual rate of 1.50% of the Portfolio's average daily net assets.

EXPENSE EXAMPLES:  SELECT 50 PORTFOLIO

I. An Owner would pay the following expenses on a $1,000 investment, assuming a 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit, a hypothetical 5% annual return on assets (a 1.25% Mortality and Expense Risk
Fee), and assuming the entire Policy Value is in the Select 50 Subaccount:

                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                          ------  -------  -------  --------
1. If the Policy is surrendered at the
   end of the applicable time period:       $101     $141     $189      $337

2. If the Policy is annuitized at the
   end of the applicable time period:       $ 31     $ 96     $163      $337

3. If the Policy is not surrendered or
   annuitized:                              $ 31     $ 96     $163      $337


II. An Owner would pay the following expenses on a $1,000 investment, assuming Return of Premium Death Benefit, a hypothetical 5% annual return on assets (a 1.10% Mortality and Expense Risk Fee), and assuming the entire Policy Value is in the Select 50 Subaccount:

                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                          ------  -------  -------  --------
1. If the Policy is surrendered at the
   end of the applicable time period:       $100     $136     $182      $322

2. If the Policy is annuitized at the
   end of the applicable time period:       $ 30     $ 91     $156      $322

3. If the Policy is not surrendered or
   annuitized:                              $ 30     $ 91     $156      $322

   The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the expenses of the Select 50 Portfolio. (See "CHARGES AND DEDUCTIONS," p. 52.) In addition to the expenses listed above, premium taxes may be applicable.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH COULD BE GREATER OR LESS THAN THE ASSUMED RATE. The figures and data for the Select 50 Portfolio annual expenses have been provided by Endeavor Investment Advisers, and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

   In these examples, the $35 Annual Service Charge is reflected as a charge of .0547% based on average Policy Value of $64,005. Normally, the $35 Service
Charge would be waived if the Premium Payment(s) less partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

                              SELECT 50 PORTFOLIO


                       THE ENDEAVOR FI VARIABLE ANNUITY
                                   ISSUED BY
                          PFL LIFE INSURANCE COMPANY

                       Supplement Dated January 28, 1998
                                    To The
                         Prospectus Dated May 1, 1997

     The Select 50 Portfolio has been added as an additional investment option under the Endeavor FI Variable Annuity. This prospectus supplement provides very limited information about this new investment option. A separate prospectus that accompanies this supplement provides more complete information about the Select 50 Portfolio. The information in this supplement is qualified in its entirety by the additional information in the prospectus for the Select 50 Portfolio and by the information in the prospectus for the Endeavor FI Variable Annuity.

     The Select 50 Portfolio seeks capital appreciation by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the Portfolio's Adviser selects ten equity securities based on the potential for capital appreciation. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS OBJECTIVE. Read the Portfolio's prospectus carefully before investing.

     The table on the following page summarizes the charges and deductions that may be applicable to an investment in the Select 50 Portfolio through the Mutual Fund Account of the Endeavor FI Variable Annuity. These charges and deductions are explained in the prospectus for the Endeavor FI Variable Annuity and the prospectus for the Select 50 Portfolio. This table does not include any premium taxes that may be applicable.



                THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                    BY THE
       PROSPECTUS FOR THE ENDEAVOR FI VARIABLE ANNUITY DATED MAY 1, 1997
                                  AND BY THE
         PROSPECTUS FOR THE SELECT 50 PORTFOLIO DATED JANUARY 28, 1998

                                   FEE TABLE

                                                                       MUTUAL FUND ACCOUNT ANNUAL EXPENSES
POLICY OWNER TRANSACTION EXPENSES/(1)/                                 (AS A PERCENTAGE OF ACCOUNT VALUE)
Sales Load On Purchase  Payments                     0                 Mortality and Expense Risk Fees           1.25%

Maximum Surrender Charge                                               Administrative Charge                     0.15%
(as a % of Premium Payments Surrendered)/(2)/        7%                                                          -----
                                                                       TOTAL MUTUAL FUND ACCOUNT
Surrender Fees                                       0                 ANNUAL EXPENSES                           1.40%

Annual Service Charge /(1)/                        $35

Transfer Fee/(1)/
     Currently No Fee

SELECT 50 PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets and after expense reimbursements)

                             Management        Other         Rule 12b-1      Total Portfolio
                                Fees         Expenses           Fees         Annual Expenses
                             ----------   ---------------    ----------      ---------------
ENDEAVOR SERIES TRUST
Select 50/(3)/                  1.10%           0.40%             -               1.50%

-------------------------

/(1)/ The Contingent Deferred Sales Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how Annuity Purchase Value is allocated among the Mutual Fund Account and the Fixed Account. The Annual Service Charge and Mutual Fund Account Annual Expenses do not apply to the Fixed Account. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 54.)

/(2)/ The Contingent Deferred Sales Charge is decreased based on the Policy Year in which the withdrawal is made, from 7% in the Policy Year in which the Premium Payment was made to 0% in the eighth Policy Year after the Premium Payment was made.

/(3)/ The Select 50 Portfolio is expected to commence operations on or about the date of this Prospectus. The expenses shown are annualized estimates of expenses for 1998. The Manager has agreed to limit the Portfolio's total operating expenses for the first year of operations to an annual rate of 1.50% of the Portfolio's average daily net assets.

EXPENSE EXAMPLES:  SELECT 50 PORTFOLIO

I. An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming the entire Annuity Purchase Value is in the Select 50 Subaccount:

                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                          ------  -------  -------  --------
1. If the Policy is surrendered at the
   end of the applicable time period:       $100     $136     $182      $328

2. If the Policy is annuitized at the
   end of the applicable time period:       $ 30     $ 91     $156      $328

3. If the Policy is not surrendered or
   annuitized:                              $ 30     $ 91     $156      $328


   The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the expenses of the Select 50 Portfolio. (See "CHARGES AND DEDUCTIONS," p. 51.) In addition to the expenses listed above, premium taxes may be applicable.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH COULD BE GREATER OR LESS THAN THE ASSUMED RATE. The figures and data for the Select 50 Portfolio annual expenses have been provided by Endeavor Investment Advisers, and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

   In these examples, the $35 Annual Policy Fee is reflected as a charge of .0547% based on average Annuity Purchase Value of $64,005. Normally, the $35
Service Charge would be waived if the Premium Payment(s) less partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

                              SELECT 50 PORTFOLIO


                       THE ENDEAVOR ML VARIABLE ANNUITY
                                   ISSUED BY
                          PFL LIFE INSURANCE COMPANY

                       Supplement Dated January 28, 1998
                                    To The
                         Prospectus Dated May 1, 1997

     The Select 50 Portfolio has been added as an additional investment option under the Endeavor ML Variable Annuity. This prospectus supplement provides very limited information about this new investment option. A separate prospectus that accompanies this supplement provides more complete information about the Select 50 Portfolio. The information in this supplement is qualified in its entirety by the additional information in the prospectus for the Select 50 Portfolio and by the information in the prospectus for the Endeavor ML Variable Annuity.

     The Select 50 Portfolio seeks capital appreciation by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the Portfolio's Adviser selects ten equity securities based on the potential for capital appreciation. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS OBJECTIVE. Read the Portfolio's prospectus carefully before investing.

     The table on the following page summarizes the charges and deductions that may be applicable to an investment in the Select 50 Portfolio through the Mutual Fund Account of the Endeavor ML Variable Annuity. These charges and deductions are explained in the prospectus for the Endeavor ML Variable Annuity and the prospectus for the Select 50 Portfolio. This table does not include any premium taxes that may be applicable.



                THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                    BY THE
       PROSPECTUS FOR THE ENDEAVOR ML VARIABLE ANNUITY DATED MAY 1, 1997
                                  AND BY THE
         PROSPECTUS FOR THE SELECT 50 PORTFOLIO DATED JANUARY 28, 1998

                                   FEE TABLE

                                                              MUTUAL FUND ACCOUNT ANNUAL EXPENSE
POLICY OWNER TRANSACTION EXPENSES/(1)/                        (AS A PERCENTAGE OF ACCOUNT VALUE)

Sales Load On Purchase Payments                     0         Mortality and Expense Risk Fees/(3)/      1.25%

Maximum Surrender Charge                                      Administrative Charge                     0.15%
(as a % of Premium Payments Surrendered)/(2)/       7%
                                                              Distribution Financing Charge             0.15%
Surrender Fees                                      0                                                   -----
                                                              TOTAL MUTUAL FUND ACCOUNT
Annual Service Charge/(1)/                        $35         ANNUAL EXPENSES                           1.55%

Transfer Fee/(1)/
     Currently No Fee


SELECT 50 PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets and after expense reimbursements)

                                                     Rule
                         Management        Other     12b-1   Total Portfolio
                            Fees         Expenses     Fees   Annual Expenses
                         ----------      --------   ------   ---------------
ENDEAVOR SERIES TRUST
Select 50/(4)/              1.10%          0.40%       -          1.50%


/(1)/ The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account and the Fixed Account. The Service Charge applies to both the Fixed Account and the Mutual Fund Account, and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 62.)

/(2)/ The Surrender Charge is decreased based on the number of years since the premium payment date in which the withdrawal is made, from 7% in the first year in which the Premium Payment was made to 0% in the eighth year after the Premium Payment was made.

/(3)/ The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
      Compounding Death Benefit and the Annual Step Up Death Benefit. The corresponding Fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 56.)

/(4)/ The Select 50 Portfolio is expected to commence operations on or about the date of this Prospectus. The expenses shown are annualized estimates of expenses for 1998. The Manager has agreed to limit the Portfolio's total operating expenses for the first year of operations to an annual rate of 1.50% of the Portfolio's average daily net assets.

EXPENSE EXAMPLES: SELECT 50 PORTFOLIO

I. An Owner would pay the following expenses on a $1,000 investment, assuming Return of Premium Death Benefit, a hypothetical 5% annual return on assets (a 1.10% Mortality and Expense Risk Fee), and assuming the entire Policy Value is in the Select 50 Subaccount:

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                     --------  --------  --------  --------
1. If the Policy is  surrendered
   at the end of the applicable
   time period:                          $100      $136      $182      $322

2. If the Policy is annuitized
   at the end of the
   applicable time period:               $ 30      $ 91      $156      $322

3. If the Policy is not
   surrendered or annuitized:            $ 30      $ 91      $156      $322

II. An Owner would pay the following expenses on a $1,000 investment, assuming a 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit, a hypothetical 5% annual return on assets (a 1.25% Mortality and Expense Risk Fee), and assuming the entire Policy Value is in the Select 50
Subaccount:

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                     --------  --------  --------  --------
1. If the Policy is
   surrendered at the end of
   the applicable time period:           $101      $141      $189      $337

2. If the Policy is
   annuitized at the end of
   the applicable time period:           $ 31      $ 96       $163      $337

3. If the Policy is not
   surrendered or annuitized:            $ 31      $ 96       $163      $337

   The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the expenses of the Select 50 Portfolio. (See "CHARGES AND DEDUCTIONS," p. 59.) In addition to the expenses listed above, premium taxes may be applicable.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH COULD BE GREATER OR LESS THAN THE ASSUMED RATE. The figures and data for the Select 50 Portfolio annual expenses have been provided by Endeavor Investment Advisers, and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

   In these examples, the $35 Annual Service Charge is reflected as a charge of .0547% based on average Policy Value of $64,005. Normally, the $35 Service
Charge would be waived if the Premium Payment(s) less partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.